SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended
	Mar. 02, 2020	Jan. 21, 2020	Mar. 06, 2020	Dec. 31, 2019
Common Stock, Shares, Outstanding				100,074,000
Common stock, shares issued				100,074,000
Subsequent Event [Member]
Common Stock, Shares, Outstanding			101,740,666
Payment of loan	$ 710,000	$ 650,000
Subsequent Event [Member] | Mr. Dai [Member]
Due to related party			$ 140,000
Subsequent Event [Member] | Two new shareholders [Member] | February 2020 [Member]
Common stock, share price				$ 3
Common stock, shares issued				1,666,666